Note 15 - Financial Instruments - Amount Recognized in Statement of Comprehensive (Loss) Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total	$ 1,601	$ 1,821	$ (301)
Interest Rate Swap [Member]
Derivative instruments, changes in fair value	(841)	404	431
Interest rate swaps– realized gain/(loss)	139		(476)
The 2014 Warrants [Member]
Derivative instruments, changes in fair value	1,915	1,417	(256)
Class B Warrants [Member]
Derivative instruments, changes in fair value	$ 388